Distribution Date:	10/17/23	CSAIL 2018-CX11 Commercial Mortgage Trust
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2018-CX11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12652UAQ2	2.888300%	30,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12652UAR0	3.818400%	50,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12652UAS8	4.094500%	61,244,000.00	28,244,252.27	15,967.03	96,371.74	0.00	0.00	112,338.77	28,228,285.24	33.66%	30.00%
A-4	12652UAT6	3.765900%	158,100,000.00	158,100,000.00	0.00	496,157.32	0.00	0.00	496,157.32	158,100,000.00	33.66%	30.00%
A-5	12652UAU3	4.033100%	329,412,000.00	329,412,000.00	0.00	1,107,126.28	0.00	0.00	1,107,126.28	329,412,000.00	33.66%	30.00%
A-SB	12652UAV1	4.033900%	36,952,000.00	32,286,142.56	832,209.39	108,532.56	0.00	0.00	940,741.95	31,453,933.17	33.66%	30.00%
A-S	12652UAY5	4.251100%	78,611,000.00	78,611,000.00	0.00	278,486.02	0.00	0.00	278,486.02	78,611,000.00	24.13%	21.75%
B	12652UAZ2	4.452300%	39,306,000.00	39,306,000.00	0.00	145,835.09	0.00	0.00	145,835.09	39,306,000.00	19.36%	17.63%
C	12652UBA6	4.826872%	41,688,000.00	41,688,000.00	0.00	167,685.52	0.00	0.00	167,685.52	41,688,000.00	14.31%	13.25%
D	12652UAC3	2.750000%	30,968,000.00	30,968,000.00	0.00	70,968.33	0.00	0.00	70,968.33	30,968,000.00	10.55%	10.00%
E-RR	12652UAF6	4.826872%	19,058,000.00	19,058,000.00	0.00	76,658.77	0.00	0.00	76,658.77	19,058,000.00	8.24%	8.00%
F-RR	12652UAH2	4.826872%	23,822,000.00	23,822,000.00	0.00	95,821.45	0.00	0.00	95,821.45	23,822,000.00	5.36%	5.50%
G-RR	12652UAK5	4.826872%	9,528,000.00	9,528,000.00	0.00	38,325.36	0.00	0.00	38,325.36	9,528,000.00	4.20%	4.50%
NR-RR*	12652UAM1	4.826872%	42,879,784.00	34,649,920.28	0.00	114,983.83	0.00	0.00	114,983.83	34,649,920.28	0.00%	0.00%
Z	12652UBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12652UAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			952,868,784.00	825,673,315.11	848,176.42	2,796,952.27	0.00	0.00	3,645,128.69	824,825,138.69

X-A	12652UAW9	0.831029%	745,619,000.00	626,653,394.83	0.00	433,972.37	0.00	0.00	433,972.37	625,805,218.41
X-B	12652UAX7	0.181778%	80,994,000.00	80,994,000.00	0.00	12,269.10	0.00	0.00	12,269.10	80,994,000.00
X-D	12652UAA7	2.076872%	30,968,000.00	30,968,000.00	0.00	53,597.14	0.00	0.00	53,597.14	30,968,000.00
Notional SubTotal			857,581,000.00	738,615,394.83	0.00	499,838.61	0.00	0.00	499,838.61	737,767,218.41

Deal Distribution Total					848,176.42	3,296,790.88	0.00	0.00	4,144,967.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12652UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12652UAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12652UAS8	461.17582571	0.26071174	1.57357031	0.00000000	0.00000000	0.00000000	0.00000000	1.83428205	460.91511397
A-4	12652UAT6	1,000.00000000	0.00000000	3.13824997	0.00000000	0.00000000	0.00000000	0.00000000	3.13824997	1,000.00000000
A-5	12652UAU3	1,000.00000000	0.00000000	3.36091666	0.00000000	0.00000000	0.00000000	0.00000000	3.36091666	1,000.00000000
A-SB	12652UAV1	873.73193765	22.52136258	2.93712275	0.00000000	0.00000000	0.00000000	0.00000000	25.45848533	851.21057507
A-S	12652UAY5	1,000.00000000	0.00000000	3.54258335	0.00000000	0.00000000	0.00000000	0.00000000	3.54258335	1,000.00000000
B	12652UAZ2	1,000.00000000	0.00000000	3.71025009	0.00000000	0.00000000	0.00000000	0.00000000	3.71025009	1,000.00000000
C	12652UBA6	1,000.00000000	0.00000000	4.02239301	0.00000000	0.00000000	0.00000000	0.00000000	4.02239301	1,000.00000000
D	12652UAC3	1,000.00000000	0.00000000	2.29166656	0.00000000	0.00000000	0.00000000	0.00000000	2.29166656	1,000.00000000
E-RR	12652UAF6	1,000.00000000	0.00000000	4.02239322	0.00000000	0.00000000	0.00000000	0.00000000	4.02239322	1,000.00000000
F-RR	12652UAH2	1,000.00000000	0.00000000	4.02239317	0.00000000	0.00000000	0.00000000	0.00000000	4.02239317	1,000.00000000
G-RR	12652UAK5	1,000.00000000	0.00000000	4.02239295	0.00000000	0.00000000	0.00000000	0.00000000	4.02239295	1,000.00000000
NR-RR	12652UAM1	808.07124122	0.00000000	2.68153939	0.56884079	7.02903657	0.00000000	0.00000000	2.68153939	808.07124122
Z	12652UBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12652UAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12652UAW9	840.44719197	0.00000000	0.58202966	0.00000000	0.00000000	0.00000000	0.00000000	0.58202966	839.30964529
X-B	12652UAX7	1,000.00000000	0.00000000	0.15148159	0.00000000	0.00000000	0.00000000	0.00000000	0.15148159	1,000.00000000
X-D	12652UAA7	1,000.00000000	0.00000000	1.73072656	0.00000000	0.00000000	0.00000000	0.00000000	1.73072656	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/23 - 09/30/23	30	0.00	96,371.74	0.00	96,371.74	0.00	0.00	0.00	96,371.74	0.00
A-4	09/01/23 - 09/30/23	30	0.00	496,157.32	0.00	496,157.32	0.00	0.00	0.00	496,157.32	0.00
A-5	09/01/23 - 09/30/23	30	0.00	1,107,126.28	0.00	1,107,126.28	0.00	0.00	0.00	1,107,126.28	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	108,532.56	0.00	108,532.56	0.00	0.00	0.00	108,532.56	0.00
X-A	09/01/23 - 09/30/23	30	0.00	433,972.37	0.00	433,972.37	0.00	0.00	0.00	433,972.37	0.00
X-B	09/01/23 - 09/30/23	30	0.00	12,269.10	0.00	12,269.10	0.00	0.00	0.00	12,269.10	0.00
X-D	09/01/23 - 09/30/23	30	0.00	53,597.14	0.00	53,597.14	0.00	0.00	0.00	53,597.14	0.00
A-S	09/01/23 - 09/30/23	30	0.00	278,486.02	0.00	278,486.02	0.00	0.00	0.00	278,486.02	0.00
B	09/01/23 - 09/30/23	30	0.00	145,835.09	0.00	145,835.09	0.00	0.00	0.00	145,835.09	0.00
C	09/01/23 - 09/30/23	30	0.00	167,685.52	0.00	167,685.52	0.00	0.00	0.00	167,685.52	0.00
D	09/01/23 - 09/30/23	30	0.00	70,968.33	0.00	70,968.33	0.00	0.00	0.00	70,968.33	0.00
E-RR	09/01/23 - 09/30/23	30	0.00	76,658.77	0.00	76,658.77	0.00	0.00	0.00	76,658.77	0.00
F-RR	09/01/23 - 09/30/23	30	0.00	95,821.45	0.00	95,821.45	0.00	0.00	0.00	95,821.45	0.00
G-RR	09/01/23 - 09/30/23	30	0.00	38,325.36	0.00	38,325.36	0.00	0.00	0.00	38,325.36	0.00
NR-RR	09/01/23 - 09/30/23	30	275,902.01	139,375.60	0.00	139,375.60	24,391.77	0.00	0.00	114,983.83	301,403.57
Totals			275,902.01	3,321,182.65	0.00	3,321,182.65	24,391.77	0.00	0.00	3,296,790.88	301,403.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,144,967.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,332,509.41	Master Servicing Fee	5,019.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,091.65
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.03
ARD Interest	0.00	Operating Advisor Fee	726.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	144.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,332,509.41	Total Fees	11,326.75

Principal		Expenses/Reimbursements
Scheduled Principal	848,176.42	Reimbursement for Interest on Advances	1,678.22
Unscheduled Principal Collections		ASER Amount	5,497.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,181.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,034.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	848,176.42	Total Expenses/Reimbursements	24,391.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,296,790.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	848,176.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,144,967.30
Total Funds Collected	4,180,685.83	Total Funds Distributed	4,180,685.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	825,673,315.11	825,673,315.11	Beginning Certificate Balance	825,673,315.11
(-) Scheduled Principal Collections	848,176.42	848,176.42	(-) Principal Distributions	848,176.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	824,825,138.69	824,825,138.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	825,958,700.73	825,958,700.73	Ending Certificate Balance	824,825,138.69
Ending Actual Collateral Balance	825,181,471.64	825,181,471.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP
	9,999,999 or less	20	122,268,675.76	14.82%	51	5.1035	2.104407	1.4999 or less	11	147,013,130.18	17.82%	52	5.0719	1.189700
10,000,000 to 19,999,999		16	223,431,352.80	27.09%	51	4.9037	1.772485	1.5000 to 1.7499	6	126,962,555.14	15.39%	41	4.7074	1.645732
20,000,000 to 29,999,999		5	123,607,653.55	14.99%	34	4.3850	2.237421	1.7500 to 1.9999	6	84,537,825.89	10.25%	50	4.8740	1.857133
30,000,000 to 49,999,999		5	202,267,652.64	24.52%	44	4.8465	1.916044	2.0000 to 2.9999	19	371,807,347.85	45.08%	47	4.7208	2.341404
	50,000,000 or greater	2	110,047,627.05	13.34%	51	4.7482	2.576001	3.0000 or greater	6	51,302,102.74	6.22%	35	4.9494	3.694455
	Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424	Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	43,202,176.89	5.24%	51	5.3322	NAP
							Defeased	10	43,202,176.89	5.24%	51	5.3322	NAP
Arkansas	1	8,784,763.15	1.07%	54	5.1100	1.430000
							Industrial	13	69,184,447.51	8.39%	52	4.7067	2.367980
California	27	93,743,129.01	11.37%	51	4.5398	2.202767
							Lodging	14	165,075,245.87	20.01%	52	5.3143	2.192177
Colorado	1	12,620,585.83	1.53%	53	5.4100	0.080000
							Mixed Use	7	40,766,638.87	4.94%	49	4.5326	2.171012
Florida	4	104,573,403.03	12.68%	52	5.1180	2.578600
							Multi-Family	17	58,908,426.47	7.14%	47	4.5270	1.664502
Georgia	4	10,881,327.43	1.32%	52	5.1420	3.352025
							Office	27	251,211,500.37	30.46%	42	4.4962	2.176259
Illinois	4	69,375,000.00	8.41%	30	5.2938	1.972865
							Other	1	40,000,000.00	4.85%	18	5.5100	2.040000
Indiana	4	7,631,173.49	0.93%	50	5.1612	2.618489
							Retail	17	156,476,703.14	18.97%	51	4.8583	1.663952
Kentucky	2	1,094,966.33	0.13%	44	5.0100	1.347549
							Totals	106	824,825,138.69	100.00%	47	4.8433	2.028424
Maryland	1	16,884,165.57	2.05%	53	4.8850	1.930000

Michigan	5	40,082,439.45	4.86%	52	4.6225	1.731070

Minnesota	1	2,094,617.32	0.25%	49	4.3690	2.224350

New Jersey	5	46,375,453.68	5.62%	51	4.8259	1.932317

New York	4	141,499,973.29	17.16%	50	4.5204	1.796406

North Carolina	1	9,126,772.57	1.11%	53	5.5100	1.930000

Ohio	12	61,416,556.57	7.45%	50	4.8355	1.378812

Pennsylvania	7	58,819,667.50	7.13%	30	4.5068	1.660299

South Carolina	1	9,669,779.04	1.17%	51	5.5150	1.780000

Tennessee	1	5,027,672.01	0.61%	49	4.3690	2.224350

Texas	5	31,565,965.42	3.83%	52	4.8089	2.808467

Virginia	3	27,116,233.75	3.29%	20	5.0619	3.665925

Washington	1	4,580,474.61	0.56%	50	5.7400	2.310000

Washington, DC	1	16,300,000.00	1.98%	47	4.2200	2.070000

West Virginia	1	2,358,843.18	0.29%	49	4.3690	2.224350

Totals	106	824,825,138.69	100.00%	47	4.8433	2.028424

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP
	3.9999% or less	1	29,297,196.36	3.55%	50	3.6189	2.510000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	213,085,760.86	25.83%	49	4.2300	2.042909	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	12	202,321,999.94	24.53%	42	4.8235	2.146808	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	25	336,918,004.64	40.85%	48	5.2868	1.952206	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424	49 months or greater	48	781,622,961.80	94.76%	47	4.8162	2.048213
								Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP
	60 months or less	48	781,622,961.80	94.76%	47	4.8162	2.048213	Interest Only	17	330,261,968.00	40.04%	46	4.7199	1.938907
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	31	451,360,993.80	54.72%	47	4.8867	2.128193
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	43,202,176.89	5.24%	51	5.3322	NAP			No outstanding loans in this group
Underwriter's Information		5	107,091,327.31	12.98%	30	4.6322	2.368309
	12 months or less	41	649,353,354.48	78.73%	49	4.8326	2.013338
	13 months to 24 months	2	25,178,280.01	3.05%	54	5.1772	1.586174
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	824,825,138.69	100.00%	47	4.8433	2.028424
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A	30314417	Various Various		Various	Actual/360	4.369%	200,999.37	0.00	0.00	N/A	11/06/27	--	55,206,968.00	55,206,968.00	10/06/23
2A1	30314418	LO	Clearwater Beach	FL	Actual/360	5.130%	234,837.29	92,039.51	0.00	N/A	03/06/28	--	54,932,698.56	54,840,659.05	10/06/23
3AA1B	30314421	OF	New York	NY	Actual/360	4.096%	102,390.25	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	10/06/23
3AA2	30314422				Actual/360	4.096%	33,379.22	0.00	0.00	N/A	12/06/27	--	9,780,000.00	9,780,000.00	10/06/23
3AA3	30314423				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	10/06/23
3AA4	30314424				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	10/06/23
4A22	30314137	Various Various		CA	Actual/360	4.890%	188,780.67	58,890.96	0.00	N/A	02/06/28	--	46,326,543.60	46,267,652.64	10/06/23
5A1	30314425	RT	Bronx	NY	Actual/360	5.174%	194,025.00	0.00	0.00	N/A	04/05/28	--	45,000,000.00	45,000,000.00	10/05/23
6	30298842	MF	Tuckahoe	NY	Actual/360	4.340%	148,283.33	0.00	0.00	N/A	08/05/27	--	41,000,000.00	41,000,000.00	10/05/23
7A1	30314427	98	Chicago	IL	Actual/360	5.510%	183,666.67	0.00	0.00	N/A	04/05/25	--	40,000,000.00	40,000,000.00	10/05/23
8A2	30314430	LO	Melbourne	FL	Actual/360	5.061%	66,496.35	25,398.15	0.00	N/A	12/05/27	--	15,766,770.14	15,741,371.99	10/05/23
8A3	30314431				Actual/360	5.061%	66,496.35	25,398.15	0.00	N/A	12/05/27	--	15,766,770.14	15,741,371.99	10/05/23
9A2	30314432	OF	Sunnyvale	CA	Actual/360	3.619%	88,495.00	47,078.14	0.00	N/A	12/06/27	--	29,344,274.50	29,297,196.36	09/06/23
10	30314433	RT	Brighton	MI	Actual/360	4.710%	105,968.94	48,245.05	0.00	N/A	03/06/28	--	26,998,457.27	26,950,212.22	10/06/23
11	30314434	OF	Various	VA	Actual/360	4.875%	91,553.77	91,305.84	0.00	N/A	11/06/24	--	22,536,312.58	22,445,006.74	09/06/23
12A2B	30314435	RT	Whitehall	PA	Actual/360	4.056%	82,832.87	49,345.72	0.00	N/A	11/01/27	--	24,506,766.50	24,457,420.78	10/01/23
14	30314437	OF	Robinson	PA	Actual/360	4.910%	83,841.81	33,051.83	0.00	N/A	02/06/23	--	20,490,869.28	20,457,817.45	07/06/23
16	30314439	OF	Baltimore	MD	Actual/360	4.885%	68,852.42	29,428.33	0.00	N/A	03/06/28	--	16,913,593.90	16,884,165.57	10/06/23
17	30314440	RT	West Palm Beach	FL	Actual/360	5.180%	78,779.17	0.00	0.00	N/A	04/06/28	--	18,250,000.00	18,250,000.00	10/06/23
18	30299373	OF	Fairlawn	OH	Actual/360	4.690%	67,614.17	0.00	0.00	01/05/28	01/05/38	--	17,300,000.00	17,300,000.00	10/05/23
19A2	30314441	OF	Cincinnati	OH	Actual/360	4.202%	55,573.89	27,218.04	0.00	N/A	09/05/27	--	15,872,386.70	15,845,168.66	06/05/23
20	30298811	MU	Washington	DC	Actual/360	4.220%	57,321.67	0.00	0.00	N/A	09/05/27	--	16,300,000.00	16,300,000.00	10/05/23
21	30314442	LO	Beavercreek	OH	Actual/360	5.565%	68,507.78	23,120.71	0.00	N/A	03/06/28	--	14,772,566.46	14,749,445.75	10/06/23
23	30314444	LO	Broomfield	CO	Actual/360	5.410%	56,983.05	18,907.90	0.00	N/A	03/06/28	--	12,639,493.73	12,620,585.83	10/06/23
24	30314445	RT	Normal	IL	Actual/360	5.190%	57,846.88	0.00	0.00	N/A	02/06/27	--	13,375,000.00	13,375,000.00	10/06/23
25	30314446	RT	Pittsburgh	PA	Actual/360	4.650%	44,239.91	20,730.33	0.00	N/A	02/06/28	--	11,416,750.93	11,396,020.60	10/06/23
26	30314447	LO	Secaucus	NJ	Actual/360	5.210%	49,825.93	18,890.17	0.00	N/A	04/06/28	--	11,476,221.23	11,457,331.06	10/06/23
27	30314448	MF	Flagstaff	AZ	Actual/360	4.885%	50,885.42	0.00	0.00	N/A	04/06/28	--	12,500,000.00	12,500,000.00	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30314449	IN	Springfield	NJ	Actual/360	5.200%	47,842.94	15,991.20	0.00	N/A	03/06/28	--	11,040,679.13	11,024,687.93	10/06/23
29	30314450	OF	Los Angeles	CA	Actual/360	5.110%	47,906.25	0.00	0.00	N/A	02/06/28	--	11,250,000.00	11,250,000.00	10/06/23
30A1	30314452	OF	Chicago	IL	Actual/360	4.704%	43,120.00	0.00	0.00	N/A	12/05/27	--	11,000,000.00	11,000,000.00	05/05/23
31	30314455	IN	Austin	TX	Actual/360	4.170%	36,533.61	17,065.85	0.00	N/A	02/06/28	--	10,513,269.27	10,496,203.42	10/06/23
32	30314456	LO	Myrtle Beach	SC	Actual/360	5.515%	44,546.86	23,101.34	0.00	N/A	01/06/28	--	9,692,880.38	9,669,779.04	10/06/23
33	30314457	IN	Glenwillow	OH	Actual/360	4.950%	38,460.71	19,282.76	0.00	03/06/28	02/06/33	--	9,323,808.23	9,304,525.47	10/06/23
34	30314458	LO	Ormond Beach	FL	Actual/360	5.684%	44,408.88	14,398.89	0.00	N/A	03/05/28	--	9,375,556.17	9,361,157.28	10/05/23
35A3	30314459	MF	Various	Various	Actual/360	5.010%	22,539.27	9,706.70	0.00	N/A	06/06/27	--	5,398,628.08	5,388,921.38	10/06/23
35A6	30314460				Actual/360	5.010%	15,026.18	6,471.14	0.00	N/A	06/06/27	--	3,599,084.88	3,592,613.74	10/06/23
36	30314461	OF	Charlotte	NC	Actual/360	5.510%	41,968.86	13,451.76	0.00	N/A	03/06/28	--	9,140,224.33	9,126,772.57	10/06/23
37	30314462	IN	Jonesboro	AR	Actual/360	5.110%	37,471.09	14,711.09	0.00	N/A	04/06/28	--	8,799,474.24	8,784,763.15	10/06/23
38	30299455	MF	San Antonio	TX	Actual/360	4.900%	36,497.48	11,267.92	0.00	N/A	03/05/28	--	8,938,158.85	8,926,890.93	10/05/23
39	30314463	Various Various		Various	Actual/360	5.360%	34,086.45	10,245.14	0.00	N/A	12/05/27	--	7,631,294.02	7,621,048.88	10/05/23
40	30299620	LO	Beverly Hills	CA	Actual/360	5.170%	29,899.13	11,555.75	0.00	N/A	03/05/28	--	6,939,835.76	6,928,280.01	10/05/23
41	30314464	LO	Grand Prairie	TX	Actual/360	6.200%	31,742.63	8,680.32	0.00	N/A	03/05/28	--	6,143,734.28	6,135,053.96	10/05/23
43	30314466	OF	Neptune	NJ	Actual/360	4.793%	22,561.46	8,893.08	0.00	N/A	12/05/27	--	5,648,601.40	5,639,708.32	10/05/23
45	30314468	IN	Alpharetta	GA	Actual/360	4.810%	23,047.92	0.00	0.00	N/A	02/06/28	--	5,750,000.00	5,750,000.00	10/06/23
46	30314469	MF	Irving	TX	Actual/360	5.340%	22,517.14	8,161.38	0.00	N/A	04/06/28	--	5,060,032.00	5,051,870.62	10/06/23
47	30314470	LO	Hopewell	VA	Actual/360	5.960%	23,252.62	10,509.14	0.00	N/A	02/06/28	--	4,681,736.15	4,671,227.01	10/06/23
48	30314471	LO	Liberty Lake	WA	Actual/360	5.740%	21,961.22	10,720.90	0.00	N/A	12/05/27	--	4,591,195.51	4,580,474.61	08/05/23
49	30314472	MU	Chicago	IL	Actual/360	5.140%	21,416.67	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	10/06/23
50	30299208	LO	Hemet	CA	Actual/360	5.610%	19,353.55	9,818.12	0.00	N/A	12/05/27	--	4,139,796.78	4,129,978.66	10/05/23
52	30297570	LO	Schiller Park	IL	Actual/360	5.530%	20,913.18	0.00	0.00	N/A	01/05/27	--	4,538,121.45	4,538,121.45	10/05/23
53	30314474	LO	Athens	GA	Actual/360	5.630%	19,597.86	6,470.64	0.00	N/A	03/06/28	--	4,177,164.27	4,170,693.63	10/06/23
54	30314475	LO	Fort Wayne	IN	Actual/360	5.770%	18,163.94	8,624.47	0.00	N/A	02/06/28	--	3,777,596.41	3,768,971.94	10/06/23
56	30298972	RT	Philadelphia	PA	Actual/360	5.790%	5,066.25	0.00	0.00	N/A	11/05/27	--	1,050,000.00	1,050,000.00	10/05/23
Totals							3,332,509.41	848,176.42	0.00				825,673,315.11	824,825,138.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A	19,302,601.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	27,633,100.69	28,081,099.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA1B	19,820,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA2	19,820,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA3	19,820,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA4	19,820,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	28,305,300.08	8,622,881.23	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	4,745,969.37	5,388,639.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,609,500.73	3,006,859.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	6,766,345.73	7,173,366.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	10,738,547.96	10,262,489.42	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	10,738,547.96	10,262,489.42	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	22,326,460.06	5,877,495.39	01/01/23	03/31/23	--	0.00	0.00	135,450.88	135,450.88	0.00	0.00
10	3,418,181.96	3,204,980.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,549,817.90	0.00	--	--	--	0.00	0.00	182,765.71	182,765.71	0.00	0.00
12A2B	22,676,428.50	21,233,185.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,490,202.49	0.00	--	--	05/11/23	3,720,877.06	46,641.20	116,630.15	303,777.51	0.00	0.00
16	3,374,369.88	580,172.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,961,879.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,673,394.48	1,712,703.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	4,124,497.00	4,145,647.00	04/01/22	03/31/23	--	0.00	0.00	82,587.84	330,375.48	0.00	0.00
20	1,483,659.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,735,067.40	1,088,077.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	967,950.97	231,036.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,413,934.10	1,593,265.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,627,273.64	1,327,723.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,346,109.01	1,314,510.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,494,339.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	925,133.91	863,124.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30A1	4,321,202.27	0.00	--	--	10/11/23	0.00	0.00	42,978.56	219,678.25	0.00	0.00
31	2,702,021.03	0.00	--	--	--	0.00	0.00	0.00	0.00	189,513.32	0.00
32	1,662,253.21	1,628,662.56	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,115,548.14	1,145,793.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35A3	718,288.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35A6	718,288.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,374,995.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,057,936.16	1,057,938.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,079,512.42	1,056,468.32	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	703,370.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,271,229.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	792,675.42	838,230.01	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	903,482.34	1,009,072.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,207,178.58	1,454,036.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,169,962.73	1,004,753.92	01/01/23	06/30/23	09/05/23	1,150,283.81	11,178.05	54,147.25	54,147.25	0.00	0.00
49	481,321.65	573,709.10	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	960,232.63	1,285,845.04	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,166,071.14	1,165,092.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	136,743.55	139,252.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	293,252,553.83	128,328,601.98				4,871,160.87	57,819.25	614,560.39	1,226,195.08	189,513.32	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	2	26,845,168.66	4	40,824,848.44	0	0.00	0	0.00	0	0.00	0	0.00	4.843257%	4.826795%	47
09/15/23	0	0.00	1	15,872,386.70	1	11,000,000.00	4	40,901,181.83	0	0.00	0	0.00	0	0.00	0	0.00	4.843334%	4.826872%	48
08/17/23	1	15,897,430.64	1	11,000,000.00	0	0.00	3	34,020,969.42	0	0.00	0	0.00	0	0.00	0	0.00	4.843399%	4.826937%	49
07/17/23	0	0.00	1	11,000,000.00	0	0.00	3	34,080,324.77	0	0.00	0	0.00	0	0.00	0	0.00	4.843463%	4.827002%	50
06/16/23	1	11,000,000.00	0	0.00	0	0.00	3	34,144,303.17	0	0.00	0	0.00	0	0.00	0	0.00	4.843537%	4.827077%	51
05/17/23	0	0.00	0	0.00	0	0.00	2	13,589,691.40	0	0.00	0	0.00	0	0.00	0	0.00	4.843601%	4.827140%	52
04/17/23	0	0.00	0	0.00	0	0.00	5	13,620,718.07	0	0.00	0	0.00	0	0.00	3	11,784,361.06	4.843674%	4.827214%	53
03/17/23	0	0.00	0	0.00	3	12,777,501.84	5	26,426,994.56	0	0.00	0	0.00	0	0.00	0	0.00	4.856792%	4.840348%	54
02/17/23	0	0.00	1	2,792,721.74	2	10,005,349.19	2	13,684,469.82	0	0.00	0	0.00	0	0.00	0	0.00	4.856888%	4.840445%	55
01/18/23	1	2,796,280.19	2	10,016,204.53	0	0.00	2	13,712,939.36	0	0.00	0	0.00	0	0.00	0	0.00	4.857021%	4.840578%	56
12/16/22	3	33,356,522.76	0	0.00	0	0.00	2	13,741,272.66	0	0.00	0	0.00	0	0.00	1	6,500,000.00	4.857007%	4.840564%	57
11/18/22	0	0.00	0	0.00	0	0.00	2	13,764,583.27	0	0.00	0	0.00	0	0.00	0	0.00	4.859764%	4.843329%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9A2	30314432	09/06/23	0	B	135,450.88	135,450.88	0.00		29,344,274.50
11	30314434	09/06/23	0	B	182,765.71	182,765.71	1,500.00		22,536,312.58
14	30314437	07/06/23	2	5	116,630.15	303,777.51	0.00		20,551,001.86	11/23/22	98		03/31/23
19A2	30314441	06/05/23	3	3	82,587.84	330,375.48	0.00		15,949,272.59	06/16/23	2
30A1	30314452	05/05/23	4	6	42,978.56	219,678.25	58,648.52		11,000,000.00	03/28/23	98
Totals					560,413.14	1,172,047.83	60,148.52		99,380,861.53
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		20,457,817	0	0		20,457,817
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		62,445,007	62,445,007	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		100,039,825	84,194,657	15,845,169		0
49 - 60 Months		615,277,964	583,910,933	11,000,000		20,367,031
> 60 Months		26,604,525	26,604,525	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	824,825,139	770,593,873	0	20,457,817	26,845,169	6,928,280
Sep-23	825,673,315	771,370,223	0	15,872,387	31,490,869	6,939,836
Aug-23	826,452,574	779,034,144	15,897,431	11,000,000	20,520,999	0
Jul-23	827,228,535	795,677,533	0	11,000,000	20,551,002	0
Jun-23	828,066,864	796,483,190	11,000,000	0	20,583,674	0
May-23	828,835,991	808,222,579	0	0	20,613,413	0
Apr-23	829,667,735	829,667,735	0	0	0	0
Mar-23	843,207,587	830,430,086	0	0	0	12,777,502
Feb-23	844,172,184	810,661,013	0	2,792,722	30,718,450	0
Jan-23	844,831,114	832,018,629	2,796,280	10,016,205	0	0
Dec-22	845,587,288	812,230,765	33,356,523	0	0	0
Nov-22	852,798,487	852,798,487	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30314437	20,457,817.45	20,551,001.86	20,100,000.00	03/09/23	2,641,374.67	1.70000	--	02/06/23	293
19A2	30314441	15,845,168.66	15,949,272.59	71,000,000.00	08/01/17	3,283,097.00	1.06000	03/31/23	09/05/27	286
30A1	30314452	11,000,000.00	11,000,000.00	66,000,000.00	06/23/23	3,361,156.27	1.72000	12/31/22	12/05/27	I/O
40	30299620	6,928,280.01	6,928,280.01	8,700,000.00	08/07/20	626,126.75	1.26000	09/30/22	03/05/28	292
48	30314471	4,580,474.61	4,601,135.24	4,600,000.00	07/07/20	907,907.66	2.31000	06/30/23	12/05/27	229
Totals		58,811,740.73	59,029,689.70	170,400,000.00		10,819,662.35

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30314437	OF	PA	11/23/22	98

10/11/2023 - Maturity Default by Borrower 2/6/2023 as Borrower was unwilling to contribute additional equity as part of a request for a multi-year extension of the maturity date. Receiver took possession April 2023. Leasing agent working to renew key tenants and sign new ones. Spec/marketing suite buildout completed 9/8 and is now being furnished. Receiver continues to facilitate roof repairs, maintenance and has completed payments on necessary AP for which the Borrower failed to pay (pre-receivership). Receiver continues to conduct weekly inspections and tenant visits to ensure all tenant needs are satisfied. Partial payments have been completed from excess cash flow and is payment current (P&I and escrows)

	thru July 2023. Subsequent payments will be mad e pending available funds. Cash management setup 2/7/23, but rents are now being paid to Receiver account.

19A2	30314441	OF	OH	06/16/23	2

10/11/2023 - The loan transferred to the Special Servicer on 6/16/23, due for the full June 2023 payment. The loan is secured by an office property in Cincinnati, OH and the capital stack includes a mezzanine loan. The property generated $4.1M

	of NOI and was 70% occupied as of 3/2023. Lender has engaged counsel and will dual track foreclosure with workout discussions.

30A1	30314452	OF	IL	03/28/23	98

10/11/2023 - Loan transferred to SS on 3/30/23 for Imminent Default. The loan is secured by a 574K SF office building located in the West Loop of Chicago, IL. It is adjacent to the Chicago Board of Trade (E). The property was built in 1961 and is currently ~65% occupied. T2: Loop Capital (40K SF) has exercised their termination option and will vacate 2Q ''24 leaving the building ~60% occupied. Borrower has engaged Iron Hound for workout discussions and all parties have executed a

PNL. Guarantor passed away on 6/29/23. Borrower is negotiating a lease extension and contraction with T1: Harris & Harris (72K SF). Borrower has been in compliance with Cash Management and lender will continue workout discussions with

	Borrower and consultant while dual tracking foreclosure and receivership.

40	30299620	LO	CA	07/14/23	2

10/11/2023 - Noteholder continues to await the Borrower''s plan to cure the ongoing default. Due to a $1MM 2nd lien placed on the property and unauthorized transfer of ownership of the Borrower interests, an NOD was recorded 8/14/2023 giving Borrower 90 days to cure the default. Borrower requested, and has been sent, a payoff quote, in order to payoff the loan but the timing is TBD. Asset transferred to SS effective 7/14/23 due to Non-Monetary Default. Hello Letter was sent out 7/31. PNA was fully execute d 8/16. An updated title report was ordered 7/24 along with a BOV. A formal Demand, Default, Acceleration and Full Recourse letter went out to Borrower and Guarantor on 7/26. SS AM toured the asset on

7/29/23. The SS is dual tracking resolution of the loa n, including but not limited to the appointment of a receiver and starting the foreclosure process pursuant to Borrower''s Default. Loan payment current thru Oct 2023.

48	30314471	LO	WA	07/06/21	2

10/11/2023 - SS is dual tracking resolution of this loan following the transfer to special servicing 7/7/2023 due to Borrower being in default under the Forbearance Agreement. PNA was fully executed 7/19/23. Default Letter was sent 7/21/23.

Appraisal and BOV were reviewed and approved. Borrower indicated 8/30/2023 that they intend to imminently payoff the loan and have multiple term sheets for a takeout. Borrower counsel indicated on 9/29/2023 that the takeout lender''s appraisal came back and they should be in a position to payoff in the coming weeks. They requested an updated payoff quote, which has been ordered. Noteholder stands ready to file/record the NOD to continue enforcement in the event that

	Borrower fails to payoff the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30314418	57,957,488.56	5.13000%	57,886,638.97	5.13000%	8	09/16/20	09/16/20	10/02/20
5A1	30314425	45,000,000.00	5.17400%	45,000,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
21	30314442	0.00	5.56500%	15,448,367.69	5.56500%	10	12/04/20	12/04/20	12/23/20
26	30314447	0.00	5.21000%	0.00	5.21000%	10	01/25/21	06/06/20	02/11/21
32	30314456	0.00	5.51500%	0.00	5.51500%	8	03/26/21	03/26/21	04/20/21
40	30299620	7,300,335.00	5.17000%	7,248,203.00	5.17000%	10	12/09/20	12/09/20	01/07/21
48	30314471	0.00	5.74000%	0.00	5.74000%	10	01/28/21	01/28/21	02/11/21
52	30297570	0.00	5.53000%	0.00	5.53000%	10	04/05/21	04/05/21	04/06/21
54	30314475	0.00	5.77000%	0.00	5.77000%	8	01/21/21	01/21/21	02/24/21
Totals		110,257,823.56		125,583,209.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	30314436	04/18/22	26,000,000.00	29,100,000.00	22,370,544.10	3,327,580.81	22,062,755.55	18,735,174.74	7,264,825.26	0.00	37,455.30	7,227,369.96	27.79%
44	30314467	04/17/23	5,534,436.01	9,390,000.00	5,798,563.74	678,846.24	5,798,563.74	5,119,717.50	414,718.51	0.00	0.00	414,718.51	7.19%
51	30314473	04/17/23	4,455,121.58	8,390,000.00	4,639,275.07	606,911.18	4,639,275.07	4,032,363.89	422,757.69	0.00	0.00	422,757.69	9.12%
55	30314476	04/17/23	2,787,944.25	4,190,000.00	2,884,970.09	252,690.42	2,884,970.09	2,632,279.67	155,664.58	0.00	(9,353.32)	165,017.90	5.64%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,777,501.84	51,070,000.00	35,693,353.00	4,866,028.65	35,385,564.45	30,519,535.80	8,257,966.04	0.00	28,101.98	8,229,864.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	30314436	01/18/23	0.00	0.00	7,227,369.96	0.00	0.00	(37,455.30)	0.00	0.00	7,227,369.96
		04/18/22	0.00	0.00	7,264,825.26	0.00	0.00	7,264,825.26	0.00	0.00
44	30314467	04/17/23	0.00	0.00	414,718.51	0.00	0.00	414,718.51	0.00	0.00	414,718.51
51	30314473	04/17/23	0.00	0.00	422,757.69	0.00	0.00	422,757.69	0.00	0.00	422,757.69
55	30314476	08/17/23	0.00	0.00	165,017.90	0.00	0.00	3,242.50	0.00	0.00	165,017.90
		06/16/23	0.00	0.00	161,775.40	0.00	0.00	6,110.82	0.00	0.00
		04/17/23	0.00	0.00	155,664.58	0.00	0.00	155,664.58	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,229,864.06	0.00	0.00	8,229,864.06	0.00	0.00	8,229,864.06

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	970.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	212.81	0.00	0.00	0.00
14	0.00	0.00	(10,000.00)	0.00	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	3,306.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	458.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30A1	0.00	0.00	21,875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	338.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	137.07	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	5,497.40	0.00	0.00	1,241.06	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	267.88	0.00	0.00	0.00	87.28	0.00	0.00	0.00
Total	0.00	0.00	15,181.75	0.00	2,034.39	5,497.41	0.00	0.00	1,678.22	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,391.77

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2018-CX11 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special

Servicer Fees would be disclosed here.

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